UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23723

Strategic Trust
(Exact name of registrant as specified in charter)

7887 East Belleview Avenue, Suite 1100

Denver, CO 80111
(Address of principal executive offices) (Zip code)

Kevin Kelly

7887 East Belleview Avenue, Suite 1100

Denver, CO 80111
(Name and address of agent for service)

(800) 658-1070

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2023

Date of reporting period: August 31, 2023

Item 1. Reports to Stockholders.

(a)

Running Oak Efficient Growth ETF (RUNN)

Annual Report

August 31, 2023

This report is submitted for the general information of shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Running Oak Efficient Growth ETF

TABLE OF CONTENTS

Shareholder Letter (Unaudited)	2
Fund Performance (Unaudited)	3
Expense Example (Unaudited)	5
Schedule of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Report of Independent Registered Public Accounting Firm	22
Board Approval of Advisory Agreement (Unaudited)	23
Additional Information (Unaudited)	25

www.RunningOakETFs.com

Dear Shareholder,

We are pleased to provide the annual shareholder report for the Strategic Trust, covering the Fund’s fiscal period of June 7, 2023 through August 31, 2023 (the “Reporting Period”). The Reporting Period was dominated by a historic rise in interest rates in the United States while still dealing with war on the eastern front of Europe and inflation – a tough combination in any investing environment. In the first quarter of 2023, there was a regional banking crisis which claimed at least two prominent regional banks. The sentiment from that episode weighed on the consumer, the economy, and travel, but those segments quickly recovered for the remainder of the period.

On the positive side, the U.S. labor market remained robust, with jobs reports consistently coming in much better than expected and wage growth increases continued.

The Reporting Period concluded with an investment environment that is still trying to assess the Federal Reserve and their path of rates after they have risen during the period. Meanwhile the inflation outlook has remained elevated but more muted than last year.

We are grateful to have you as shareholders. We believe our ETFs provide cutting edge exposure with precise strategy construction for investors. Overall, our view is that investors need to think strategically about investment and asset allocation, to extend their scope across a broad array of asset classes with a focus to be nimble as market conditions change. We encourage you to talk with your financial advisor and visit KellyIntel.com for further insight about investing in today’s markets. Please do not hesitate to reach out to us with any questions.

Sincerely,

Kevin Kelly
President, Strategic Trust
Founder, Kelly Intelligence

Running Oak Efficient Growth ETF

FUND PERFORMANCE

As of August 31, 2023 (Unaudited)

The Running Oak Efficient Growth ETF (the “Fund”) is an actively managed portfolio comprised of large and mid capitalization U.S. stocks. It seeks to identify high-quality companies that exhibit the greatest combination of above average earnings growth, attractive valuations, and lower downside risk, and seeks to avoid stocks that possess characteristics historically associated with downside volatility.

Returns for large and midcap U.S. stocks were broadly positive over the reporting period. Numerous factors contributed to this, including improved investor sentiment, anticipation of an end to the Fed’s rate hiking cycle, and optimism for productivity gains and company specific earnings stemming from increased use of AI. Investors showed little concern for high valuations, as they continued to pile into stocks with historically high price-to-earnings and price-to-sales ratios. Most notably among this group are the mega cap stocks that have continued a year-to-date rebound from pullbacks in 2022.

Despite mixed opinions on potential recession in the near term, investors broadly favored companies with strong and growing earnings, with the quality factor being associated with extra-market returns during the reporting period.

The Fund maintains significant exposure to mid cap stocks, which broadly lagged their large cap counterparts, and has no exposure to 6 of the 7 largest companies in the S&P 500 Total Return Index (“the “Index”), which accounted for over one-third of the Index’s performance. The Fund’s emphasis on quality companies, as well as its proficiency in constructing a portfolio of stocks whose prices do not fully reflect their historical and expected earnings growth, was able to partially offset these headwinds during the period since Fund inception.

The Fund’s performance figures for the period ended August 31, 2023, as compared to its benchmark:

Since Inception (6/7/2023)
Running Oak Efficient Growth ETF
Total Return (at Net Asset Value) (1)	5.18%
Total Return (at Market Price) (2)	5.25%
S&P 500® Index (3)	6.02%

Growth of a $10,000 Investment

Running Oak Efficient Growth ETF

FUND PERFORMANCE (continued)

As of August 31, 2023 (Unaudited)

The chart above illustrates the performance of a hypothetical $10,000 investment made on June 7, 2023 (inception date), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

(1)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(2)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the close price at 4:00 p.m. from the Nasdaq Stock Market LLC. Market value returns may vary from net asset value returns.

(3)	The S&P 500® Index is a market-cap-weighted index, representing the 500 top companies in leading industries of the U.S. economy. A direct investment in the index is not possible. Index returns, unlike Fund returns, do not reflect any fees or expenses.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated May 24, 2023 is 0.58%. For performance information current to the most recent month-end, please call 1-800-617-0004 or visit www.runningoaketfs.com.

Running Oak Efficient Growth ETF

Expense Example

August 31, 2023 (Unaudited)

As a shareholder of the Running Oak Efficient Growth ETF (the “Fund”), you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including advisory fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The hypothetical example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from March 1, 2023 to August 31, 2023. The actual expense example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from June 7, 2023 (commencement of operations) to August 31, 2023.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table below is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/7/2023	Ending Account Value 8/31/2023	Annualized Expense Ratio	Expenses Paid During the Period
Running Oak Efficient Growth ETF
Actual Fund Return (a)	$1,000.00	$1,051.80	0.58%	$1.39	(b)
Hypothetical 5% Return	$1,000.00	$1,022.28	0.58%	$2.96	(c)

(a)	Information shown reflects values for the stub period of 85 days from June 7, 2023 (commencement of operations) to August 31, 2023 and has been calculated using expense ratios and rates of return for the same period.

(b)	Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from June 7, 2023 (commencement of operations) to August 31, 2023, divided by the number of days in the fiscal year.

(c)	Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the number of days in the period divided by the number of days in the fiscal year).

Running Oak Efficient Growth ETF

Schedule of Investments

August 31, 2023

Number of Shares		Value
COMMON STOCKS 98.4%
	Consumer Discretionary Products 1.7%
11,359	Columbia Sportswear Co.	$833,069

	Consumer Discretionary Services 3.3%
5,225	Darden Restaurants, Inc.	812,540
7,697	Texas Roadhouse, Inc.	801,257
		1,613,797
	Financial Services 1.8%
7,621	Intercontinental Exchange, Inc.	899,202

	Health Care 15.9%
3,323	Becton Dickinson & Co.	928,612
16,537	Boston Scientific Corp. (a)	892,006
12,834	Centene Corp. (a)	791,216
3,584	ICON PLC (a)(b)	931,625
3,986	IQVIA Holdings, Inc. (a)	887,403
10,033	Medtronic PLC (b)	817,689
3,868	STERIS PLC (b)	888,054
2,931	Stryker Corp.	831,085
1,849	UnitedHealth Group, Inc.	881,196
		7,848,886
	Industrial Products 17.0%
5,515	AMETEK, Inc.	879,698
10,199	Amphenol Corp. - Class A	901,388
8,475	Franklin Electric Co, Inc.	819,617
3,987	General Dynamics Corp.	903,614
10,278	Graco, Inc.	811,345
4,208	Honeywell International, Inc.	790,852
9,034	ITT, Inc.	923,997
4,265	Keysight Technologies, Inc. (a)	568,524
2,196	Parker-Hannifin Corp.	915,512
8,434	Toro Company (The)	862,967
		8,377,514
	Industrial Services 12.5%
4,579	EMCOR Group, Inc.	1,026,841
6,949	Jacobs Solutions, Inc.	936,864
4,698	JB Hunt Transport Services, Inc.	882,660
3,792	Norfolk Southern Corp.	777,398
14,427	RB Global, Inc. (b)	890,434
2,345	Watsco, Inc.	854,870
1,113	WW Grainger, Inc.	794,838
		6,163,905
	Insurance 7.4%
4,003	Arthur J Gallagher & Co.	922,611
12,512	Brown & Brown, Inc.	927,139
4,654	Marsh & McLennan Cos, Inc.	907,484
4,276	Primerica, Inc.	859,305
		3,616,539

The accompanying notes are an integral part of these financial statements.

Running Oak Efficient Growth ETF

Schedule of Investments (continued)

August 31, 2023

Number of Shares		Value
COMMON STOCKS 98.4% (continued)
	Materials 5.5%
2,993	Air Products and Chemicals, Inc.	$884,402
4,939	Avery Dennison Corp.	930,409
3,319	Carlisle Cos, Inc.	872,963
		2,687,774
	Media 2.0%
7,313	Alphabet, Inc. - Class C (a)	1,004,441

	Retail & Wholesale - Discretionary 5.2%
10,233	TJX Companies, Inc. (The)	946,348
3,913	Tractor Supply Co.	854,990
1,802	Ulta Beauty, Inc. (a)	747,884
		2,549,222
	Retail & Wholesale - Staples 1.5%
5,127	Dollar General Corp.	710,090

	Software & Tech Services 19.5%
2,822	Accenture Plc - Class A (b)	913,679
8,998	Amdocs Ltd.	802,622
5,171	Broadridge Financial Solutions, Inc.	962,892
2,516	CACI International, Inc. - Class A (a)	825,273
2,144	FactSet Research Systems, Inc.	935,663
6,869	Fiserv, Inc. (a)	833,828
22,948	Genpact Ltd (b)	856,649
9,674	Leidos Holdings, Inc.	943,312
10,074	Maximus, Inc.	814,181
14,542	SS&C Technologies Holdings, Inc.	835,002
3,623	Visa, Inc. - Class A	890,099
		9,613,200
	Tech Hardware & Semiconductors 5.1%
4,574	Analog Devices, Inc.	831,462
2,088	Teledyne Technologies, Inc. (a)	873,410
4,883	Texas Instruments, Inc.	820,637
		2,525,509
	Total Common Stocks
	(Cost $48,103,543)	48,443,148

The accompanying notes are an integral part of these financial statements.

Running Oak Efficient Growth ETF

Schedule of Investments (continued)

August 31, 2023

Number of Shares		Value
MONEY MARKET FUNDS 1.5%
377,712	First American Government Obligations Fund - Class X, 5.25% (c)	$377,712
378,610	First American Treasury Obligations Fund - Class X, 5.26% (c)	378,610
		756,322
	Total Money Market Funds
	(Cost $756,322)	756,322

	Total Investments 99.9%
	(Cost $48,859,865)	49,199,470

	Other Assets in Excess of Liabilities 0.1%	48,066

	TOTAL NET ASSETS 100.0%	$49,247,536

PORTFOLIO DIVERSIFICATION

Sectors	Percentage
Software & Tech Services	19.5
Industrial Products	17.0
Health Care	15.9
Industrial Services	12.5
Insurance	7.4
Materials	5.5
Retail & Wholesale - Discretionary	5.2
Tech Hardware & Semiconductors	5.1
Consumer Discretionary Services	3.3
Media	2.0
Financial Services	1.8
Consumer Discretionary Products	1.7
Retail & Wholesale - Staples	1.5
Total Common Stocks	98.4
Total Money Market Funds	1.5
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Total Net Assets	100.0

(a)	Non-Income Producing.

(b)	U.S.-dollar denominated security of a foreign issuer.

(c)	7-day yield.

The accompanying notes are an integral part of these financial statements.

Running Oak Efficient Growth ETF

Statement of Assets and Liabilities

August 31, 2023

ASSETS:
Investments at cost	$48,859,865
Investments at value	$49,199,470
Receivable for fund shares sold	2,003,460
Interest and dividends receivable	37,202
Prepaid expenses and other assets	5,034
Total assets	51,245,166

LIABILITIES:
Payable for investments purchased	1,978,416
Payable to Adviser (See Note 5)	19,214
Total liabilities	1,997,630
Net Assets	$49,247,536

NET ASSETS CONSIST OF:
Paid in capital	$48,626,352
Total distributable earnings	621,184
Net Assets	$49,247,536

Shares issued and outstanding, $0 par value, unlimited shares authorized	1,856,000

Net Asset Value, Redemption Price and Offering Price Per Share	$26.53

The accompanying notes are an integral part of these financial statements.

Running Oak Efficient Growth ETF

Statement of Operations

For the Period June 7, 2023(1) through August 31, 2023
INVESTMENT INCOME:
Dividend income	$70,406
Interest income	5,287
Foreign withholding tax	(525)
Total investment income	75,168

EXPENSES:
Investment advisory fees (See Note 5)	32,163
Total net expenses	32,163
Net Investment Income	43,005

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(11,169)
In-kind redemptions	90,147
Change in net unrealized appreciation/(depreciation) on:
Investments	339,605
Net Realized and Unrealized Gain on Investments	418,583
Net Increase in Net Assets Resulting from Operations	$461,588

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Running Oak Efficient Growth ETF

Statement of Changes in Net Assets

For the Period June 7, 2023(1) through August 31, 2023
OPERATIONS:
Net investment income	$43,005
Net realized gain/(loss) on:
Investments	(11,169)
In-kind redemptions	90,147
Change in net unrealized appreciation/(depreciation) on:
Investments	339,605
Net increase in net assets resulting from operations	461,588

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	—
Net decrease in net assets resulting from distributions paid	—

CAPITAL SHARE TRANSACTIONS:
Shares sold	50,780,476
Shares redeemed	(1,994,528)
Net increase in net assets resulting from capital share transactions	48,785,948

Total Increase in Net Assets	49,247,536

NET ASSETS:
Beginning of Period	—
End of Period	$49,247,536

TRANSACTIONS IN SHARES:
Shares sold	1,931,000
Shares redeemed	(75,000)
Net increase in shares outstanding	1,856,000

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Running Oak Efficient Growth ETF

Financial Highlights

Selected Data and Ratios (for a share outstanding throughout the period)

	Period Ended August 31, 2023(1)
Net Asset Value, Beginning of Period	$25.23

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.05
Net realized and unrealized gain on investments	1.25
Total Gain from Investment Operations	1.30

Net Asset Value, End of Period	$26.53

Total Return
Net Asset Value(3)	5.18	%(5)
Market Value(4)	5.25	%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$49,248
Ratio of expenses to average net assets	0.58	%(6)
Ratio of net investment income to average net assets	0.78	%(6)
Portfolio turnover rate(7)	6	%(5)

(1)	Commencement of investment operations on June 7, 2023.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(4)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the closing value at 4:00 p.m. from the Nasdaq Stock Market LLC. Market value returns may vary from net asset value returns.

(5)	Not annualized.

(6)	Annualized.

(7)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Running Oak Efficient Growth ETF

Notes to Financial Statements

August 31, 2023

1.	Organization

Running Oak Efficient Growth ETF (the “Fund”) is a non-diversified series of Strategic Trust (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of August 31, 2023, the Trust consisted of four operational series. This report provides information for Running Oak Efficient Growth ETF. Running Oak Capital, LLC (the “Adviser”) serves as the investment adviser to the Fund. The inception date of the Fund was June 7, 2023. The Fund is in an actively managed exchanged-traded fund (“ETF”). The offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The investment objective of the Fund is to seek long-term growth of capital.

2.	Share Transactions

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges. The Shares of the Fund are listed and traded on the Nasdaq Stock Market LLC. The market price of the Fund may be different from its net asset value (“NAV”).

The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, typically 25,000 Shares, called “Creation Units”. Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company and, in each case, must have executed a Participant Agreement with the Fund’s distributor, Foreside Fund Services, LLC (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units, therefore they will be unable to purchase or redeem shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee, or redemption transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units or with the redemption of Creation Units. The standard fixed creation and redemption transaction fees for the Fund is $300.

In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases or redemptions, non-standard orders, or partial cash purchase or redemptions (when cash redemptions are available) of Creation Units.

3.	In-Kind Contributions

As part of the Fund’s commencement of operations on June 7, 2023, certain securities of accounts managed by the Adviser were exchanged, at fair value, as in-kind transfers to the Running Oak Efficient Growth ETF. The securities were recorded at their current value to align the Fund’s performance with ongoing financial reporting. The in-kind transfers were not taxable events under relevant provisions of the Internal Revenue Code, and therefore the historical cost basis of those investments was carried forward. The total fair value of the in-kind transfers, included in proceeds from shares issued on the accompanying Statement of Changes in Net Assets, was $2,038,436 (not including any cash balances transferred). The historical cost of the contributed investments was $1,911,592, which was carried forward to align the ongoing reporting of realized and unrealized gains and losses for tax purposes.

As a result of the in-kind contribution, the Fund issued 81,000 shares at $25.23 per share net asset value.

Running Oak Efficient Growth ETF

NOTES TO FINANCIAL STATEMENTS

August 31, 2023 (Continued)

4.	Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

(a) Investment Valuation

The NAV per share of the Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The Fund’s NAV per share is computed by dividing the Fund’s net assets by the number of shares outstanding. When calculating the NAV of the Fund’s shares, securities held by the Fund is valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

The Board of Trustees (the”Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”), which will be used for determining fair value of any Fund investments for which a market quotation is not readily available. The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act and in conjunction with FASB’s Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures. The Board has designated the Adviser as the valuation designee of the Fund. As valuation designee, the Adviser performs the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Valuation Procedures. The Adviser may consult with representatives from outside legal counsel or other third-party consultants in their discussions and deliberations. Fair valuations may be used in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Running Oak Efficient Growth ETF

NOTES TO FINANCIAL STATEMENTS

August 31, 2023 (Continued)

The following is a summary of inputs used to value the Fund’s investments as of August 31, 2023:

Running Oak Efficient Growth ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$48,443,148	$—	$—	$48,443,148
Money Market Funds	756,322	—	—	756,322
Total	$49,199,470	$—	$—	$49,199,470

(a)	See the Fund’s Schedule of Investments for sector classifications.

During the period ended August 31, 2023, there were no transfers into or out of any levels in the Fund.

(b) Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities, income and expense are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments shown in the Statement of Operations. For securities which are subject to foreign withholding tax upon disposition, realized and unrealized gain or loss on such securities are recorded net of foreign withholding tax.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Management evaluates the Fund’s tax position to determine if the tax position taken meets the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed the Fund’s tax position taken on federal, state and local income tax returns for all open tax years, and has concluded that no provisions for federal, state and local income tax are required in any of the Fund’s financial statements. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

(d) Foreign Taxes

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Running Oak Efficient Growth ETF

NOTES TO FINANCIAL STATEMENTS

August 31, 2023 (Continued)

(e) Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recognized on a daily accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method.

(f) Distribution of Income and Gains

Distributions to shareholders from net investment income, if any, are declared and paid annually. Distributions from net realized gains, if any, are declared and paid at least annually for the Fund. All short-term capital gains are included in ordinary income for tax purposes. Distributions are recorded on the ex-dividend date.

(g) Organizational and Offering Costs

The Adviser has agreed to bear all organizational and offering costs for the Fund, and these costs will not be subject to future recoupment.

(h) Reclassification of Capital Accounts

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. See Note 8 for a summary of reclassifications made for the fiscal period ended August 31, 2023.

5.	Investment Advisory and Other Agreements

Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides management services to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. For its services, the Fund pays the Adviser an advisory fee, based on the average daily net assets of the Fund at the following annual rates:

Fund	Advisory Fee
Running Oak Efficient Growth ETF	0.58%

Advisory fees are accrued daily and paid monthly. The advisory fee is a unitary fee, whereby the Adviser has agreed to pay substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, sub-fund administration, legal, audit and other services. The Adviser is not responsible for, and the Fund will bear the cost of the fees paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Adviser, subject to general supervision and oversight of the Board, provides an investment program for the Fund and manages the day-to-day investment of the Fund’s assets. For the service it provides to the Fund, the Adviser is entitled to a unified advisory fee, which is calculated daily and paid monthly, at an annual rate based on the Fund’s average daily net assets as set forth in the table above.

Strategic Services LLC, serves as administrator for the Fund. Pursuant to a Fund Administration agreement between the Trust and Strategic Services LLC. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as sub-administrator, transfer agent, and fund accountant for the Fund. Pursuant to a Fund Sub-Administration Servicing Agreement, Transfer Agent Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and Fund Services, Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services,

Running Oak Efficient Growth ETF

NOTES TO FINANCIAL STATEMENTS

August 31, 2023 (Continued)

including portfolio accounting services, tax accounting services and furnishing financial reports. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Fund’s custodian (the “Custodian”). Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

Foreside Fund Services, LLC (the “Distributor) serves as the distributor of Creation Units for the Fund. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described under “Organization” above. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees is currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Pursuant to an agreement between the Trust, on behalf of the Fund, and PINE Advisors LLC (“PINE”), employees of PINE serve as Principal Financial Officer, Treasurer, Chief Compliance Officer and Anti-Money Laundering Compliance Officer of the Trust. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

6.	Related Parties

At August 31, 2023, certain Officers and a Trustee of the Trust were also officers or employees of Strategic Services and PINE.

7.	Investment Transactions

For the period ended August 31, 2023, the cost of purchases and proceeds from sales of investment securities, other than in-kind purchases and sales and short-term investments were as follows:

Fund	Purchases	Sales
Running Oak Efficient Growth ETF	$1,871,875	$1,699,187

For the period ended August 31, 2023, the cost of in-kind purchases and proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
Running Oak Efficient Growth ETF	$49,564,916	$1,713,038

8.	Distributions to Shareholders and Other Income Tax Information

The Fund did not pay distribution during the period ended August 31, 2023.

Running Oak Efficient Growth ETF

NOTES TO FINANCIAL STATEMENTS

August 31, 2023 (Continued)

At August 31, 2023, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis for the Fund were as follows:

Running Oak Efficient Growth ETF
Cost of investments	$48,645,610
Gross unrealized appreciation	$1,662,971
Gross unrealized depreciation	(1,109,111)
Net unrealized appreciation	553,860
Undistributed ordinary income	61,344
Undistributed long-term capital gain	5,980
Other accumulated gain/(loss)	—
Total distributable earnings	$621,184

The differences between book-basis and tax-basis cost of investments are primarily attributable to wash sales. Other accumulated gains/(losses) include unrealized appreciation/(depreciation) on foreign currency transactions.

At August 31, 2023, the effect of permanent book/tax reclassifications resulted in increases/(decreases) to the components of net assets were as follows:

Fund	Distributable Earnings	Paid in Capital
Running Oak Efficient Growth ETF	$159,596	$(159,596)

Reclassifications are primarily due to differing book and tax treatments for in-kind transactions.

At August 31, 2023, for Federal income tax purposes, the Fund had no capital loss carryforwards available to offset future capital gains.

9.	Principal Risks

As with any investment, you could lose all or part of your investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. This is not a complete list of risks that may affect the Fund. A more complete description of principal risks for the Fund is included in its Prospectus.

General Risk. An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in the Fund could lose money over short or long periods of time.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Fund Shares, potentially resulting in financial losses to the Fund and its shareholders.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

Running Oak Efficient Growth ETF

NOTES TO FINANCIAL STATEMENTS

August 31, 2023 (Continued)

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. It is unknown how long circumstances related to the COVID-19 pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Mid- and Small-Capitalization Investing Risk. The Fund may invest in the securities of mid- and small-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid- and small-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.

Foreign Investment Risk. Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

o	Currency Risk. Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

o	Depositary Receipts Risk. The Fund may invest in depositary receipts. Investment in depositary receipts may be less liquid than the underlying shares in their primary trading market.

o	Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

o	Foreign Securities Risk. The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

Running Oak Efficient Growth ETF

NOTES TO FINANCIAL STATEMENTS

August 31, 2023 (Continued)

o	Political and Economic Risk. The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events, social and economic events and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

o	Privatization Risk. Several foreign countries in which the Fund invests have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Depositary Receipt Risk. Depositary Receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary Receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When a Fund invests in Depositary Receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the Depositary Receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

o	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

o	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

o	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

o	Trading. Although Shares are listed for trading on either the Nasdaq Stock Market LLC or the NYSE Arca, Inc. (individually or collectively, the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

New Adviser Risk. The Adviser has only recently begun serving as an investment adviser to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Adviser, and the Adviser may not achieve the intended result in managing the Fund.

Non-Diversification Risk. Although the Fund intend to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Running Oak Efficient Growth ETF

NOTES TO FINANCIAL STATEMENTS

August 31, 2023 (Continued)

Temporary Defensive Positions Risk. If the Fund takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Fund takes a temporary defensive position, it may not achieve its investment objective.

10.	Guarantees and Indemnifications

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Adviser is of the view that the risk of loss to the Fund in connection with the Fund indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

11.	Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued and determined that there were none.

Running Oak Efficient Growth ETF

Report of Independent Registered Public Accounting Firm

August 31, 2023

To the Shareholders of Running Oak Efficient Growth ETF and
Board of Trustees of Strategic Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Running Oak Efficient Growth ETF (the “Fund”), a series of Strategic Trust, as of August 31, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period from June 7, 2023 (commencement of operations) through August 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, the results of its operations, the changes in net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2023

Running Oak Efficient Growth ETF

Board Approval of Advisory Agreement

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on May 23, 2023, the Board of Trustees (the “Board”) of Strategic Trust (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Running Oak Capital, LLC (the “Adviser”) and the Trust, on behalf of the Running Oak Efficient Growth ETF (the “Fund”).

Pursuant to Section 15 of the 1940 Act, the Advisory Agreement must be approved by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Fund, including any fall-out benefits; (iv) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives and other accounts managed by the Adviser; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflect these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on May 23, 2023. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser managing accounts using the proposed strategy for the Fund. The Board also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Fund had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fee for the Fund and compared it to the total operating expenses of comparable ETFs, as determined by the Adviser, and to the management fee of other accounts managed by the Adviser. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.” Among other information, the Board noted that the advisory fee for the Fund is lower than the average and median expense ratios for its peer group. The Board also took into account the different levels of services provided to other accounts the Adviser manages, as compared to the services provided to a 1940 Act registered investment company.

The Board noted the importance of the fact that the proposed advisory fee is a “unified fee,” meaning that the shareholders of the Fund pay no expenses other than the advisory fee paid to Running Oak, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of

Running Oak Efficient Growth ETF

Board Approval of Advisory Agreement

(Unaudited) (Continued)

securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund.

The Board noted that because the Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Fund achieved asset growth.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

Running Oak Efficient Growth ETF

Additional Information (Unaudited)

Trustees and Officers

The business and affairs of the Fund is managed under the direction of the Fund’s Board of Trustees. Information pertaining to the trustees and officers of the Trust is set forth below. The address of each Trustee and Officer of the Trust is Secretary c/o Strategic Trust, 7887 East Belleview Avenue, Suite 1100, Denver, Colorado 80111.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee
Interested Trustee
Kevin Kelly(1) Born: 1984	Trustee, Chairman, President, and Principal Executive Officer	Indefinite; Since 2021	Founder and CEO, Benchmark Investments, LLC.	4	None
Independent Trustees
Matthew Patterson Born: 1971	Trustee	Indefinite; Since 2021	Attorney/Managing Directors, Bryant Avenue Ventures LLC (September 2016 - Present); Attorney/Managing Director, LadderRite Portfolios LLC (August 2012 - Present).	4	None
Ethan Powell Born: 1975	Trustee	Indefinite; Since 2021	President and Founder, Impact Shares LLC, a registered investment advisor dedicated to building a platform to create better socially responsible investment solutions (2015 - Present); Trustee, Highland Fund Complex (June 2012 - July 2013 and December 2013 - Present); Chief Product Strategist of Highland.	4	Highland Fund Complex and NexPoint Credit Strategies Fund Complex (collectively, 25 funds); Impact Shares Trust I (consisting of 3 portfolios)

Running Oak Efficient Growth ETF

Additional Information (Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers
Cory Gossard Born: 1972	Chief Compliance Officer	Since 2021	Director of Compliance, PINE Advisor Solutions (2021 - Present); Chief Compliance Officer, Vident Investment Advisory (2020); Chief Compliance Officer, SS&C ALPS (2014 - 2020).
Marcie McVeigh Born: 1979	Treasurer	Since 2021	Director of CFO Services, PINE Advisor Solutions (2020 - Present); Assistant Vice President and Performance Measurement Manager, Brown Brothers Harriman (2019 - 2020); Senior Financial Reporting Specialist, American Century Investments (2011 - 2018).
Conrad Sick Born: 1961	Secretary	Since 2021	Principal/Owner, Valeo Companies (January 2000 - Present).
Derek Mullins Born: 1973	Assistant Secretary	Since 2023	Co-Founder and Managing Partner, PINE Advisor Solutions (2018 to Present).
Gerry J. O’Donnell Born: 1970	Assistant Secretary	Since 2023	Capital Market Director, Kelly Intelligence (2022 to Present); Owner and Consultant, GraySabre LLC (2009 to Present); Chief Executive Officer and Chief Operating Officer, Roberts & Ryan Investment Inc. (2016 to 2021).

(1)	Kevin Kelly is an “interested person” of the Fund because of his affiliation with an Adviser of Funds within the Trust.

The Statement of Additional Information includes additional information about the Fund’s trustees and officers and is available without charge, upon request by calling 1-800-658-1070, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.runningoaketfs.com/fund.

Running Oak Efficient Growth ETF

Additional Information (Unaudited) (Continued)

Qualified Dividend Income/Dividends Received Deduction

For the fiscal period ended August 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Running Oak Efficient Growth ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended August 31, 2023 was as follows:

Running Oak Efficient Growth ETF	0.00%

Short Term Capital Gains

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was as follows:

Running Oak Efficient Growth ETF	0.00%

Running Oak Efficient Growth ETF

Additional Information (Unaudited) (Continued)

Statement Regarding Liquidity Risk Management Program

Strategic Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Trust’s Board of Trustees (the “Board”) has designated the Liquidity Risk Management Committee (the “Committee”), as the liquidity program administrator (“LPA”) of the Program. The Committee consists of the Trust’s President and Principal Executive Officer, the Trust’s Treasurer, and the Trust’s Chief Compliance Officer. The Committee conducts the day-to-day operation of the Program pursuant to the Trust’s policies and procedures.

Under the Program, the LPA manages the liquidity risk of each Fund in the Trust. Liquidity risk is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining investors’ interests in that Fund. This risk is managed by monitoring if shareholder redemptions are met through in-kind transfers of securities, positions and assets or cash, the degree of liquidity of each Fund’s investments, and the amount of each Fund’s illiquid investments. Each Fund in the Trust is considered an “In-Kind ETF”. In-Kind ETF refers to a Fund that is an exchange-traded fund that: (i) meets redemptions through in- kind transfers of securities, positions and assets other than a de minimis (“generally 5% of the total value of the redemption proceeds”) amount of cash; and (ii) publishes its portfolio holdings daily.

At a meeting of the Board held on August 8, 2023, the Board received the LPA’s Liquidity Risk Management Program Annual Report (the “Report”), which addressed the operation of the Program and assessed its adequacy and effectiveness. The LPA determined, and reported to the Board, that the Program is adequately designed, operating as intended and is effective in implementing the requirements of the Liquidity Rule, and there have been no material changes to the Program since its implementation. Each Fund in the Trust has maintained its In-Kind ETF status. There have been no significant liquidity events impacting any Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Running Oak Efficient Growth ETF

Additional Information (Unaudited) (Continued)

Disclosure of Portfolio Holdings

Strategic Trust files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. Part F of Form N-PORT is available on the SEC’s website at www.sec.gov. Part F of Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling toll-free 1-800-SEC-0330. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.runningoaketfs.com.

Proxy Voting Policies and Procedures

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-800-658-1070, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.runningoaketfs.com/fund.

The Fund’s proxy voting records is required to be filed with the SEC on Form N-PX for its most recent 12-month period ending June 30.

Investment Adviser
Running Oak Capital, LLC
4519 West 56th St.
Edina, MN 55424
www.runningoaketfs.com

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel
Eversheds Sutherland (US) LLP
700 6th Street NW
Washington, DC 20001

Custodian
U.S. Bank, National Association
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, 3rd Floor
Portland, ME 04101

Fund Administrator
Strategic Services, LLC
7887 East Belleview Ave., Suite 1100
Denver, CO 80111

Fund Sub-Administrator and Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Ethan Powell is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the fiscal period ended August 31, 2023. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the given fiscal period. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the fiscal period for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 8/31/2023
( a ) Audit Fees	$11,000
( b ) Audit-Related Fees	$0
( c ) Tax Fees	$3,000
( d ) All Other Fees	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 8/31/2023
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2023
Registrant	$0
Registrant’s Investment Adviser	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Ethan Powell and Matthew Patterson.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Strategic Trust

By (Signature and Title)	/s/ Kevin Kelly
Kevin Kelly, President/Principal Executive Officer

Date	11/6/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kevin Kelly
Kevin Kelly, President/Principal Executive Officer

Date	11/6/2023

By (Signature and Title)	/s/ Marcie McVeigh
Marcie McVeigh, Treasurer/Principal Financial Officer

Date	11/6/2023

* Print the name and title of each signing officer under his or her signature.